Energy Storage Systems, Net - Schedule of Energy Storage Systems, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (33,389)	$ (20,489)
Total energy storage systems, net	123,703	131,569
Energy storage systems placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	144,425	124,789
Energy storage systems not yet placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	$ 12,667	$ 27,269